RULE 24f-2 NOTICE

FOR

Fortis Equity Portfolios, Inc.

2-11387

For Fiscal Year Ended
August 31, 1995

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the beginning of the above
fiscal year.    0

Number of shares registered during the
above fiscal year other than pursuant
to this rule.    0

Net shares sold during the above
fiscal year.  622,233

Shares registered under the Securities
Act of 1933, other than shares registered
pursuant to this section, which remained
unsold at the end of the above fiscal year.
     0

Net aggregate amount sold during the above year in reliance upon registration pursuant to this rule. $9,942,215

Sales Proceeds         45,982,654
Redeemed Value       - 36,040,439
Redeemed Value Used     9,942,215
Divided by 2900 =        3,428.35

Dated:  October 26, 1995

    /s/
Tamara L. Fagely
Treasurer